Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Basic Materials (4.1%)
	Nucor Corp.	4,490	863
	Mueller Industries Inc.	9,820	505
	Boise Cascade Co.	2,810	382
	Reliance Steel & Aluminum Co.	945	304
	UFP Industries Inc.	2,477	284
	Steel Dynamics Inc.	2,032	272
	Olympic Steel Inc.	3,241	220
	Hawkins Inc.	2,572	181
	Commercial Metals Co.	2,803	151
	Westlake Corp.	1,046	145
	CF Industries Holdings Inc.	1,785	144
	LyondellBasell Industries NV Class A	1,426	143
	Timken Co.	823	69
	Freeport-McMoRan Inc.	1,772	67
	Olin Corp.	1,206	65
	Southern Copper Corp.	637	51
	Fastenal Co.	556	41
*	US Silica Holdings Inc.	3,081	35
	AdvanSix Inc.	1,006	28
			3,950
Consumer Discretionary (18.7%)
*	Booking Holdings Inc.	234	812
	Costco Wholesale Corp.	975	725
	News Corp. Class B	18,437	516
	TJX Cos. Inc.	4,765	472
	H&R Block Inc.	9,508	465
	Walmart Inc.	7,515	440
	Perdoceo Education Corp.	21,587	385
*	O'Reilly Automotive Inc.	350	381
*	Deckers Outdoor Corp.	412	369
	PVH Corp.	2,689	368
*	AutoZone Inc.	115	346
*	Skechers USA Inc. Class A	5,142	318
*	AutoNation Inc.	1,978	296
	PulteGroup Inc.	2,655	288
	Lennar Corp. Class A	1,782	283
	Steelcase Inc. Class A	19,527	268
	Lennar Corp. Class B	1,703	251
*	NVR Inc.	32	244
	Dick's Sporting Goods Inc.	1,339	238
	MillerKnoll Inc.	7,710	236
	Ralph Lauren Corp.	1,255	233

		Shares	Market Value ($000)
	Macy's Inc.	13,265	231
	Signet Jewelers Ltd.	2,266	231
	Williams-Sonoma Inc.	975	230
	Scholastic Corp.	5,728	226
	Meritage Homes Corp.	1,426	225
	Ethan Allen Interiors Inc.	6,692	224
*	Adtalem Global Education Inc.	4,468	221
	Dillard's Inc. Class A	533	221
	Caleres Inc.	5,506	213
	DR Horton Inc.	1,396	209
	Bath & Body Works Inc.	4,573	209
	Murphy USA Inc.	495	206
*	G-III Apparel Group Ltd.	5,950	198
	Toll Brothers Inc.	1,718	197
	Thor Industries Inc.	1,529	196
	KB Home	2,772	184
*	M/I Homes Inc.	1,415	180
*	Lululemon Athletica Inc.	369	172
*	Tri Pointe Homes Inc.	4,696	166
	La-Z-Boy Inc.	4,351	165
	Upbound Group Inc.	4,886	165
*	1-800-Flowers.com Inc. Class A	15,589	162
*	Cars.com Inc.	8,659	159
	Ross Stores Inc.	1,051	157
*	Taylor Morrison Home Corp.	2,734	155
*	Abercrombie & Fitch Co. Class A	1,200	153
	Group 1 Automotive Inc.	537	145
	eBay Inc.	3,009	142
*	Green Brick Partners Inc.	2,403	141
	Acushnet Holdings Corp.	2,169	140
*	Stride Inc.	2,346	140
*	Urban Outfitters Inc.	3,288	137
*	ODP Corp.	2,425	137
*	Brinker International Inc.	2,842	132
*	Cavco Industries Inc.	353	132
	Standard Motor Products Inc.	4,100	130
*	SkyWest Inc.	2,000	128
*	Liberty Media Corp.-Liberty SiriusXM Class A	4,407	128
*	Royal Caribbean Cruises Ltd.	1,002	124
	American Eagle Outfitters Inc.	5,113	121
	Academy Sports & Outdoors Inc.	1,612	120
	Lowe's Cos. Inc.	491	118
	Build-A-Bear Workshop Inc.	4,930	118
*	e.l.f. Beauty Inc.	544	113
*	Helen of Troy Ltd.	900	113
	Winnebago Industries Inc.	1,525	109
	Gap Inc.	5,710	108
	Haverty Furniture Cos. Inc.	3,085	106
	Sinclair Inc.	7,088	105
	Hibbett Inc.	1,270	104
	Worthington Enterprises Inc.	1,652	103
	Designer Brands Inc. Class A	9,240	98
	Oxford Industries Inc.	966	98
*	Dream Finders Homes Inc. Class A	2,500	98
	Penske Automotive Group Inc.	629	97
	Guess? Inc.	3,776	96
*	Expedia Group Inc.	681	93
*	YETI Holdings Inc.	1,900	78

		Shares	Market Value ($000)
	Movado Group Inc.	2,619	75
	Rush Enterprises Inc. Class A	1,431	70
	Buckle Inc.	1,659	68
	PriceSmart Inc.	774	65
	Tapestry Inc.	1,308	62
	Century Communities Inc.	698	60
	Graham Holdings Co. Class B	86	60
	Shoe Carnival Inc.	1,771	58
*	Asbury Automotive Group Inc.	275	57
	John Wiley & Sons Inc. Class A	1,650	55
	Best Buy Co. Inc.	646	52
	Nexstar Media Group Inc.	312	52
	Sonic Automotive Inc. Class A	936	49
	LKQ Corp.	910	48
	Travel & Leisure Co.	1,059	47
*	Crocs Inc.	327	40
	Interface Inc.	2,489	39
*	Malibu Boats Inc. Class A	802	35
*	Skyline Champion Corp.	381	32
	Strategic Education Inc.	289	32
	Garmin Ltd.	205	28
	International Game Technology plc	988	27
	Inter Parfums Inc.	168	25
*	Grand Canyon Education Inc.	181	24
	Boyd Gaming Corp.	330	22
	Tempur Sealy International Inc.	363	20
*	MasterCraft Boat Holdings Inc.	840	18
*	Turtle Beach Corp.	1,712	18
			17,979
Consumer Staples (3.6%)
	McKesson Corp.	1,661	866
	Ingredion Inc.	2,585	304
	Kroger Co.	5,555	276
	Colgate-Palmolive Co.	2,992	259
	Ingles Markets Inc. Class A	3,353	258
	Casey's General Stores Inc.	576	175
*	Performance Food Group Co.	2,207	169
	Coca-Cola Consolidated Inc.	200	168
*	Sprouts Farmers Market Inc.	2,539	159
	Molson Coors Beverage Co. Class B	2,518	157
	Cal-Maine Foods Inc.	2,470	142
	Cencora Inc.	534	126
	Weis Markets Inc.	1,751	114
	ACCO Brands Corp.	20,061	112
	SpartanNash Co.	4,059	85
	Vector Group Ltd.	4,825	54
	Edgewell Personal Care Co.	591	23
			3,447
Energy (10.9%)
	Marathon Petroleum Corp.	5,033	852
	EOG Resources Inc.	7,071	809
	Valero Energy Corp.	5,524	781
	Exxon Mobil Corp.	6,130	641
	ConocoPhillips	5,554	625
	Chord Energy Corp.	2,262	368
	Phillips 66	2,461	351
	Liberty Energy Inc.	13,979	299

		Shares	Market Value ($000)
	Northern Oil & Gas Inc.	7,679	274
	SM Energy Co.	5,626	246
	Occidental Petroleum Corp.	3,889	236
	HF Sinclair Corp.	4,163	231
*	Weatherford International plc	2,080	213
	Coterra Energy Inc.	8,156	210
	Matador Resources Co.	3,321	210
	Select Water Solutions Inc.	23,910	204
	Chesapeake Energy Corp.	2,424	201
	Cheniere Energy Inc.	1,278	198
*	Helix Energy Solutions Group Inc.	21,045	189
*	Par Pacific Holdings Inc.	5,145	186
	California Resources Corp.	3,478	181
	PBF Energy Inc. Class A	3,758	176
	Warrior Met Coal Inc.	3,063	175
	Vitesse Energy Inc.	7,700	175
	ChampionX Corp.	5,537	172
	Diamondback Energy Inc.	918	168
	Permian resources Corp.	9,902	154
	Range Resources Corp.	4,853	153
	SunCoke Energy Inc.	13,933	149
*	Gulfport Energy Corp.	1,038	147
	TechnipFMC plc	6,241	135
	Marathon Oil Corp.	5,522	134
*	Newpark Resources Inc.	20,212	130
	Civitas Resources Inc.	1,887	130
	CONSOL Energy Inc.	1,497	129
*	REX American Resources Corp.	2,788	123
	Arch Resources Inc.	711	118
	EQT Corp.	2,541	94
	Murphy Oil Corp.	2,321	92
	CVR Energy Inc.	2,383	79
	Magnolia Oil & Gas Corp. Class A	3,381	77
	Devon Energy Corp.	1,145	50
	Equitrans Midstream Corp.	3,878	42
	VAALCO Energy Inc.	7,845	35
	Ovintiv Inc. (XNYS)	654	32
	Peabody Energy Corp.	1,108	27
	Evolution Petroleum Corp.	3,242	19
			10,420
Financials (19.7%)
	Aflac Inc.	13,329	1,076
	American International Group Inc.	14,514	1,058
	Hartford Financial Services Group Inc.	7,839	751
	JPMorgan Chase & Co.	3,815	710
	OFG Bancorp	17,915	649
	MGIC Investment Corp.	31,800	633
	Apollo Global Management Inc.	5,593	625
	Popular Inc.	7,138	597
	Bank of New York Mellon Corp.	8,424	473
	Old Republic International Corp.	15,158	439
	Wells Fargo & Co.	7,873	438
	First BanCorp (XNYS)	23,928	406
	Primerica Inc.	1,561	383
	Ameriprise Financial Inc.	910	371
	Fulton Financial Corp.	22,586	348
	Banco Latinoamericano de Comercio Exterior SA Class E	12,255	343
	CNO Financial Group Inc.	12,615	337

		Shares	Market Value ($000)
	Enact Holdings Inc.	11,719	325
*	NMI Holdings Inc. Class A	10,287	309
	QCR Holdings Inc.	5,355	305
	W R Berkley Corp.	3,543	296
	Unum Group	5,929	293
	Employers Holdings Inc.	6,323	289
	Preferred Bank	3,975	286
	OneMain Holdings Inc.	5,961	282
	Pathward Financial Inc.	5,200	264
	Radian Group Inc.	9,027	263
*	Enstar Group Ltd.	849	261
	Jefferies Financial Group Inc.	6,188	259
*	Mr Cooper Group Inc.	3,640	259
	Bank OZK	5,802	254
	Bank of NT Butterfield & Son Ltd.	8,498	254
	Brookline Bancorp Inc.	24,893	243
	Equitable Holdings Inc.	6,910	237
*	Genworth Financial Inc. Class A	38,111	234
	International Bancshares Corp.	4,416	229
	1st Source Corp.	4,508	224
	First Citizens BancShares Inc. Class A	137	216
	PennyMac Financial Services Inc.	2,457	209
	ConnectOne Bancorp Inc.	10,017	198
	S&T Bancorp Inc.	6,290	196
*	Arch Capital Group Ltd.	2,188	192
*	Axos Financial Inc.	3,529	184
	Navient Corp.	11,280	183
	Amalgamated Financial Corp.	7,421	171
	Merchants Bancorp	3,845	165
	Affiliated Managers Group Inc.	1,039	162
	SLM Corp.	7,423	155
	Victory Capital Holdings Inc. Class A	4,015	154
	Corebridge Financial Inc.	5,734	142
	Westamerica BanCorp	3,030	139
	LPL Financial Holdings Inc.	495	133
	Central Pacific Financial Corp.	7,055	132
	Federal Agricultural Mortgage Corp. Class C	650	116
	Evercore Inc. Class A	588	110
	MetLife Inc.	1,509	105
	Cathay General Bancorp	2,272	89
	WaFd Inc.	3,015	82
	Fidelity National Financial Inc.	1,472	74
	Southside Bancshares Inc.	2,546	73
	Assured Guaranty Ltd.	775	71
	City Holding Co.	688	69
	Berkshire Hills Bancorp Inc.	3,120	67
	Park National Corp.	505	65
	CNA Financial Corp.	1,238	54
	Voya Financial Inc.	680	46
	Nelnet Inc. Class A	371	32
	Piper Sandler Cos.	121	23
	Artisan Partners Asset Management Inc. Class A	500	22
	Hanmi Financial Corp.	1,440	22
*	Credit Acceptance Corp.	36	20
	Old Second Bancorp Inc.	1,398	19
	TrustCo Bank Corp. NY	713	19
			18,912

		Shares	Market Value ($000)
Health Care (8.1%)
	AbbVie Inc.	4,950	871
	Gilead Sciences Inc.	9,417	679
	HCA Healthcare Inc.	1,896	591
*	Regeneron Pharmaceuticals Inc.	567	548
*	Align Technology Inc.	1,803	545
	Merck & Co. Inc.	4,215	536
*	Vertex Pharmaceuticals Inc.	1,193	502
	Elevance Health Inc.	917	460
	Cardinal Health Inc.	3,693	414
*	Medpace Holdings Inc.	741	295
	Cigna Group	804	270
	Eli Lilly & Co.	291	219
*	Molina Healthcare Inc.	543	214
*	Exelixis Inc.	8,828	193
*	Catalyst Pharmaceuticals Inc.	10,602	170
	Bristol-Myers Squibb Co.	3,224	164
*	OraSure Technologies Inc.	21,452	154
*	Owens & Minor Inc.	6,100	148
*	Collegium Pharmaceutical Inc.	3,968	146
*	Amneal Pharmaceuticals Inc.	25,768	142
*	Centene Corp.	1,780	140
*	United Therapeutics Corp.	593	134
*	PetIQ Inc.	3,632	66
*	Henry Schein Inc.	612	47
*	Corcept Therapeutics Inc.	1,733	41
	West Pharmaceutical Services Inc.	96	34
	LeMaitre Vascular Inc.	359	25
			7,748
Industrials (17.2%)
	PACCAR Inc.	7,579	840
*	Builders FirstSource Inc.	3,221	629
	Caterpillar Inc.	1,692	565
	Synchrony Financial	11,608	479
*	Modine Manufacturing Co.	4,139	371
	Kelly Services Inc. Class A	14,760	362
*	Fiserv Inc.	2,333	348
	EMCOR Group Inc.	1,098	344
	MSC Industrial Direct Co. Inc. Class A	3,213	324
	United Rentals Inc.	467	324
	Parker-Hannifin Corp.	550	295
	American Express Co.	1,237	271
*	Masterbrand Inc.	14,886	258
*	GMS Inc.	2,820	252
*	Saia Inc.	430	247
	Ardmore Shipping Corp.	15,166	246
	Owens Corning	1,581	237
*	American Woodmark Corp.	2,313	232
	Patrick Industries Inc.	1,929	231
	Atkore Inc.	1,344	228
	Allison Transmission Holdings Inc.	2,925	220
	Griffon Corp.	3,026	216
*	TopBuild Corp.	511	206
	Visa Inc. Class A	721	204
*	FleetCor Technologies Inc.	698	195
	Crane NXT Co.	3,288	192
	Carlisle Cos. Inc.	543	190
	Comfort Systems USA Inc.	595	182

		Shares	Market Value ($000)
	FedEx Corp.	726	181
	Ryder System Inc.	1,583	181
	Deluxe Corp.	9,211	179
*	Teekay Corp.	23,532	178
	Western Union Co.	13,137	176
*	Sterling Infrastructure Inc.	1,633	174
	Encore Wire Corp.	715	172
	Applied Industrial Technologies Inc.	898	171
	Teekay Tankers Ltd. Class A	3,127	171
	DHT Holdings Inc.	15,385	166
	Vontier Corp.	3,819	164
*	IES Holdings Inc.	1,405	154
	Moog Inc. Class A	1,011	152
*	Euronet Worldwide Inc.	1,365	149
	Dorian LPG Ltd.	4,107	148
	Hubbell Inc.	383	146
*	MYR Group Inc.	896	146
*	WEX Inc.	665	146
	International Seaways Inc.	2,761	146
	REV Group Inc.	7,018	145
	ArcBest Corp.	970	139
	Genco Shipping & Trading Ltd.	6,625	135
	Scorpio Tankers Inc.	1,998	134
	Covenant Logistics Group Inc.	2,715	132
	Esab Corp.	1,296	128
	Acuity Brands Inc.	496	125
	Accenture plc Class A	323	121
	Brunswick Corp.	1,346	118
	Insteel Industries Inc.	3,217	117
	Preformed Line Products Co.	850	117
	Watts Water Technologies Inc. Class A	573	117
	Apogee Enterprises Inc.	2,021	116
	Barrett Business Services Inc.	935	114
	Quanex Building Products Corp.	3,255	113
	Badger Meter Inc.	703	112
*	Gibraltar Industries Inc.	1,447	112
	Wabash National Corp.	3,997	109
*	BrightView Holdings Inc.	12,306	107
	Simpson Manufacturing Co. Inc.	508	106
*	AAR Corp.	1,549	103
	Louisiana-Pacific Corp.	1,377	102
	Matson Inc.	915	102
	Old Dominion Freight Line Inc.	220	97
*	JELD-WEN Holding Inc.	5,150	94
	AGCO Corp.	858	94
	WW Grainger Inc.	94	92
	Snap-on Inc.	334	92
*	Hub Group Inc. Class A	2,088	89
	Eaton Corp. plc	285	82
	JB Hunt Transport Services Inc.	384	79
*	Beacon Roofing Supply Inc.	902	78
	Argan Inc.	1,637	77
	Kadant Inc.	215	73
	Marten Transport Ltd.	3,756	71
	Kforce Inc.	1,003	70
	Knight-Swift Transportation Holdings Inc.	1,207	68
*	Cross Country Healthcare Inc.	3,306	60
	Terex Corp.	1,042	60

		Shares	Market Value ($000)
	nVent Electric plc	876	59
	Landstar System Inc.	301	57
	Franklin Electric Co. Inc.	516	54
*	DXP Enterprises Inc.	1,482	53
	Watsco Inc.	132	52
	Packaging Corp. of America	264	48
	General Electric Co.	308	48
	Expeditors International of Washington Inc.	393	47
	Graphic Packaging Holding Co.	1,693	44
*	TriNet Group Inc.	296	38
	ITT Inc.	264	33
	Berry Global Group Inc.	510	30
*	O-I Glass Inc.	1,739	29
	Standex International Corp.	161	28
	H&E Equipment Services Inc.	462	26
	Greif Inc. Class A	380	25
	Valmont Industries Inc.	115	24
	Myers Industries Inc.	1,162	22
	Robert Half Inc.	266	21
			16,526
Real Estate (0.1%)
*	GEO Group Inc.	4,482	55
Technology (14.0%)
*	Alphabet Inc. Class C	7,252	1,014
	Meta Platforms Inc. Class A	2,020	990
	Applied Materials Inc.	4,751	958
	Lam Research Corp.	843	791
	International Business Machines Corp.	4,120	762
	KLA Corp.	919	627
	Broadcom Inc.	452	588
*	Salesforce Inc.	1,772	547
	QUALCOMM Inc.	3,338	527
*	Alphabet Inc. Class A	3,705	513
*	Adobe Inc.	905	507
	Jabil Inc.	3,160	455
	NVIDIA Corp.	566	448
*	Insight Enterprises Inc.	1,915	360
*	Cadence Design Systems Inc.	1,091	332
*	Super Micro Computer Inc.	362	314
*	Palo Alto Networks Inc.	981	305
*	F5 Inc.	1,564	293
*	Photronics Inc.	9,882	284
	Amkor Technology Inc.	6,665	207
	PC Connection Inc.	3,104	206
*	Synopsys Inc.	355	204
*	Kyndryl Holdings Inc.	9,168	201
	Xerox Holdings Corp.	9,616	179
	Amdocs Ltd.	1,944	177
*	Pure Storage Inc. Class A	2,852	150
*	Axcelis Technologies Inc.	1,268	143
*	ePlus Inc.	1,742	143
	Monolithic Power Systems Inc.	193	139
*	Daktronics Inc.	13,685	119
	Oracle Corp.	1,053	118
*	LiveRamp Holdings Inc.	3,300	115
*	ScanSource Inc.	2,633	114
	Vishay Intertechnology Inc.	5,092	111

		Shares	Market Value ($000)
	Adeia Inc.	7,284	83
	HP Inc.	2,684	76
*	Rambus Inc.	1,178	70
	Cognizant Technology Solutions Corp. Class A	850	67
	Hackett Group Inc.	2,074	51
	TD SYNNEX Corp.	494	51
*	Manhattan Associates Inc.	192	49
*	Sanmina Corp.	735	46
*	Arrow Electronics Inc.	196	23
	Microchip Technology Inc.	226	19
			13,476
Telecommunications (2.0%)
	Verizon Communications Inc.	16,594	664
	T-Mobile US Inc.	3,021	493
*	Arista Networks Inc.	1,130	314
	Spok Holdings Inc.	9,312	167
	Cisco Systems Inc.	2,287	111
	Bel Fuse Inc. Class B	1,406	73
*	IDT Corp. Class B	1,687	63
			1,885
Total Common Stocks (Cost $67,385)			94,398
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 5.400% (Cost $1,322)	13,217	1,322
Total Investments (99.8%) (Cost $68,707)			95,720
Other Assets and Liabilities—Net (0.2%)			230
Net Assets (100%)			95,950
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2024	60	1,531	39
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.